Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 51	$ 173	$ 192
Property, plant and equipment at the end of the period	19	51	173
Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	18	63	63
Property, plant and equipment at the end of the period	7	18	63
IT Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	33	110	129
Property, plant and equipment at the end of the period	12	33	110
COST
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	379	334	254
Additions	74	57	93
Retirements	0	0	(38)
Foreign exchange difference	3	(12)	25
Property, plant and equipment at the end of the period	456	379	334
COST | Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	110	114	79
Additions	0	0	27
Retirements	0	0	0
Foreign exchange difference	0	(4)	8
Property, plant and equipment at the end of the period	110	110	114
COST | IT Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	269	220	175
Additions	74	57	66
Retirements	0	0	(38)
Foreign exchange difference	3	(8)	17
Property, plant and equipment at the end of the period	346	269	220
ACCUMULATED DEPRECIATION
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(328)	(161)	(62)
Retirements	0	0	38
Depreciation expense	108	169	124
Foreign exchange difference	1	(2)	13
Property, plant and equipment at the end of the period	(437)	(328)	(161)
ACCUMULATED DEPRECIATION | Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(92)	(51)	(16)
Retirements	0	0	0
Depreciation expense	11	42	32
Foreign exchange difference	0	(1)	3
Property, plant and equipment at the end of the period	(103)	(92)	(51)
ACCUMULATED DEPRECIATION | IT Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(236)	(110)	(46)
Retirements	0	0	38
Depreciation expense	97	127	92
Foreign exchange difference	1	(1)	10
Property, plant and equipment at the end of the period	$ (334)	$ (236)	$ (110)